Note 8 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2012	2011
Deferred tax assets:
Net operating loss carryforward	$24,429,472	$24,872,082
Research and development tax credit carryforward	763,965	763,690
Stock-based compensation expense	2,097,194	1,991,769
Total deferred tax assets	27,290,631	27,627,541

Deferred tax liabilities
Depreciation	(16,125)	(36,311)
Total deferred tax liabilities	(16,125)	(36,311)

Net deferred tax assets	27,274,506	27,591,230
Valuation allowance	(27,274,506)	(27,591,230)
	$-	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2012	2011	2010
U.S. federal statutory rate applied to pretax loss	$(725,948)	$(797,921)	$(934,092)
Permanent differences	2,674	4,216	(77,200)
Research and development credits	-	32,675	59,959
Change in valuation allowance	723,274	761,030	951,333
Reported income tax expense	$-	$-	$-